Long-Term Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Long-Term Liabilities [Line Items]
Payment of royalties	3.50%
Grants received percentage	100.00%
Expected term	10 years
Discount rate	11.50%
HUB [Member]
Long-Term Liabilities [Line Items]
Grant received (in Dollars)	$ 557